Taxes on Income (Details 4) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 1,476	$ 5,434	$ 3,805
Theoretical tax expense on the above amount at the Israeli statutory tax rate		369	1,440	1,008
Tax adjustment in respect of different tax rate of foreign subsidiaries		114	101	44
Non-deductible expenses and other permanent differences		140	184	190
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net		318	546	218
Stock compensation relating to stock options per ASC No. 718		716	606	238
Change in tax rate		240
Beneficiary enterprise benefits (*)	[1]	(1,190)	(1,685)	(510)
Foreign exchange differences (**)	[2]		(375)	(96)
Increase (decrease) in other uncertain tax positions-net		(70)	(113)	112
Other		11	5	5
Actual tax expense		$ 648	$ 709	$ 782
(*) Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ 0.04	$ 0.19	$ 0.06
Diluted earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ 0.04	$ 0.17	$ 0.05

[1]	Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status
[2]	Until 2016 results for tax purposes were measured under, Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities. Starting 2016 of the Israeli companies the results for tax purposes are measured in U.S dollars.